Schedule of Investments (unaudited) January 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
BHP Group Ltd.	10,276	$359,301

Brazil — 5.6%
Ambev SA	287,693	774,164
Ambev SA, ADR	76,049	202,290
Cia de Saneamento de Minas Gerais-COPASA	97,326	280,687
Cogna Educacao(a)	174,247	81,695
Fleury SA	194,490	593,091
Gerdau SA, ADR	41,522	269,893
Itau Unibanco Holding SA, ADR	60,703	302,301
Light SA	254,285	190,853
Petroleo Brasileiro SA, ADR	42,185	435,349
Qualicorp Consultoria e Corretora de Seguros SA	22,722	28,244
Sao Martinho SA	26,697	131,531
StoneCo Ltd., Class A(a)	30,137	336,329
Telefonica Brasil SA	7,450	61,375
Ultrapar Participacoes SA	81,576	211,963
Vale SA	45,803	852,755
WEG SA	17,378	130,909

		4,883,429

China — 33.1%
3SBio, Inc.(b)	295,500	321,865
Agricultural Bank of China Ltd., Class H	97,000	34,913
Alibaba Group Holding Ltd.(a)	237,720	3,268,331
Aluminum Corp. of China Ltd., Class H	48,000	25,651
Autohome, Inc., ADR	1,109	38,660
Avary Holding Shenzhen Co. Ltd., Class A	76,814	329,121
BAIC Motor Corp. Ltd., Class H(b)	626,500	192,310
Baidu, Inc., Class A(a)	62,442	1,049,652
Bank of China Ltd., Class H	494,000	188,048
Bank of Communications Co. Ltd., Class H	96,000	59,337
Bilibili, Inc., Class Z(a)	2,160	53,907
BYD Co. Ltd., Class A	21,500	918,626
BYD Co. Ltd., Class H	9,500	300,842
China Construction Bank Corp., Class H	1,134,000	734,028
China Hongqiao Group Ltd.	140,000	162,837
China International Capital Corp. Ltd., Class A	47,800	283,725
China Merchants Bank Co. Ltd., Class H	172,000	1,115,614
China Oilfield Services Ltd., Class H	20,000	24,241
China Pacific Insurance Group Co. Ltd., Class H	245,800	675,819
China Petroleum & Chemical Corp., Class H	857,000	462,754
China Resources Pharmaceutical Group Ltd.(b)	256,000	192,831
China Yongda Automobiles Services Holdings Ltd.	325,500	281,498
CITIC Ltd.	31,000	36,275
CMOC Group Ltd., Class H	102,000	58,797
Contemporary Amperex Technology Co. Ltd., Class A	13,600	943,637
CSPC Pharmaceutical Group Ltd.	388,000	442,399
ENN Energy Holdings Ltd.	15,200	229,014
Fufeng Group Ltd.	199,000	139,650
Ganfeng Lithium Group Co. Ltd., Class A	24,300	285,849
Geely Automobile Holdings Ltd.	438,000	710,567
Great Wall Motor Co. Ltd., Class H	68,500	96,719
Haier Smart Home Co. Ltd., Class A	6,866	26,247
Haitong Securities Co. Ltd., Class H	48,400	33,388
Hengan International Group Co. Ltd.	15,500	76,250
Industrial & Commercial Bank of China Ltd., Class H	665,000	355,721
InnoCare Pharma Ltd.(a)(b)	16,000	27,753
JD.com, Inc., Class A	25,910	769,355
Kunlun Energy Co. Ltd.	162,000	127,762
Kweichow Moutai Co. Ltd., Class A	800	219,398

Security	Shares	Value

China (continued)
Lens Technology Co. Ltd., Class A	28,400	$56,101
LONGi Green Energy Technology Co. Ltd., Class A	121,800	873,360
Meituan, Class B(a)(b)	20,680	462,319
MMG Ltd.(a)	840,000	272,312
NetEase, Inc.	53,870	955,768
New China Life Insurance Co. Ltd., Class H	12,400	33,256
New Oriental Education & Technology Group, Inc.(a)	18,900	80,227
People’s Insurance Co. Group of China Ltd., Class H	464,000	156,426
PetroChina Co. Ltd., Class H	1,415,700	757,329
Pinduoduo, Inc., ADR(a)	6,282	615,510
Ping An Insurance Group Co. of China Ltd., Class H	153,000	1,188,458
Postal Savings Bank of China Co. Ltd., Class H(b)	47,000	31,984
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	279,700	493,166
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,500	28,747
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,500	410,023
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,900	786,320
Sinopharm Group Co. Ltd., Class H	9,600	23,529
Sunac China Holdings Ltd.(a)(c)	254,000	52,113
TAL Education Group, ADR(a)	5,588	40,848
Tencent Holdings Ltd.	91,900	4,478,187
Tencent Music Entertainment Group, ADR(a)	12,110	101,603
Tongwei Co. Ltd., Class A	47,900	300,538
Trip.com Group Ltd.(a)	5,850	215,195
Trip.com Group Ltd., ADR(a)(d)	6,547	240,668
Vipshop Holdings Ltd., ADR(a)	4,824	74,627
WuXi AppTec Co. Ltd., Class H(b)	9,280	120,585
Wuxi Biologics Cayman, Inc.(a)(b)	30,500	254,687
Zijin Mining Group Co. Ltd., Class H	48,000	79,394
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	155,000	86,224
ZTE Corp., Class H	100,600	242,952

		28,805,847

Greece — 0.5%
Hellenic Telecommunications Organization SA	18,143	286,011
OPAP SA	11,276	169,316

		455,327

Hong Kong — 0.8%
Bosideng International Holdings Ltd.	60,000	33,437
China Resources Beer Holdings Co. Ltd.	16,000	120,452
China Youzan Ltd.(a)	5,264,000	175,827
Shougang Fushan Resources Group Ltd.	684,000	247,760
Sun Art Retail Group Ltd.	381,000	153,879

		731,355

India — 10.1%
Amara Raja Batteries Ltd.	11,100	77,058
Asian Paints Ltd.	9,886	330,138
Coromandel International Ltd.	37,814	414,618
Cummins India Ltd.	4,717	83,029
Dalmia Bharat Ltd.	3,502	75,748
Dr Reddy’s Laboratories Ltd.	995	52,769
HCL Technologies Ltd.	15,376	212,029
HDFC Bank Ltd.	19,622	386,134
HDFC Bank Ltd., ADR(d)	3,240	218,246
Hindustan Zinc Ltd.	62,791	256,216
ICICI Bank Ltd.	108,489	1,109,969
ICICI Bank Ltd., ADR	24,475	509,814
Infosys Ltd.	58,586	1,103,484
Infosys Ltd., ADR	26,052	489,778

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ITC Ltd.	51,510	$222,298
Kotak Mahindra Bank Ltd.	21,563	457,810
Life Insurance Corp. of India	7,737	61,905
Nestle India Ltd.	825	191,936
Oil India Ltd.	47,328	134,569
Reliance Industries Ltd.	19,663	567,226
Sun Pharmaceutical Industries Ltd.	22,447	284,211
Tata Consultancy Services Ltd.	24,906	1,027,962
Varun Beverages Ltd.	23,159	325,254
Voltas Ltd.	14,003	137,756
Zydus Lifesciences Ltd.	9,096	48,007

		8,777,964

Indonesia — 3.6%
AKR Corporindo Tbk PT	1,259,000	110,357
Bank Central Asia Tbk PT	2,125,200	1,206,070
Bank Mandiri Persero Tbk PT	341,800	227,754
Bank Rakyat Indonesia Persero Tbk PT	3,456,900	1,060,120
Perusahaan Gas Negara Tbk PT	4,858,200	502,877

		3,107,178

Kuwait — 0.3%
Kuwait Finance House KSCP	52,120	143,316
National Bank of Kuwait SAKP	33,819	121,741

		265,057

Malaysia — 1.1%
CIMB Group Holdings Bhd	96,100	129,798
IHH Healthcare Bhd	199,500	277,371
Malaysia Airports Holdings Bhd(a)	53,300	88,354
Maxis Bhd	96,400	89,675
Petronas Dagangan Bhd	13,900	71,035
PPB Group Bhd	14,800	61,063
Public Bank Bhd	203,000	202,070

		919,366

Mexico — 2.0%
Alsea SAB de CV(a)	150,928	359,637
Coca-Cola Femsa SAB de CV	6,293	47,876
Fomento Economico Mexicano SAB de CV	26,177	229,290
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,096	70,713
Grupo Bimbo SAB de CV, Series A	53,003	264,642
Grupo Mexico SAB de CV, Series B	58,427	259,827
Wal-Mart de Mexico SAB de CV	126,135	494,077

		1,726,062

Peru — 0.8%
Southern Copper Corp.	9,196	691,631

Philippines — 0.2%
SM Investments Corp.	11,430	193,284

Qatar — 0.3%
Ooredoo QPSC	90,045	219,970
Qatar National Bank QPSC	10,832	53,383

		273,353

Russia(c) — 0.0%
Alrosa PJSC(a)	1,407,496	201
LUKOIL PJSC	23,527	3
Novatek PJSC	29,650	4

		208

Saudi Arabia — 3.4%
Al Rajhi Bank(a)	46,025	1,010,306
Arabian Drilling Co.(a)	7,215	264,915
Rabigh Refining & Petrochemical Co.(a)	10,289	30,797

Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	16,109	$318,754
Saudi Arabian Oil Co.(b)	42,071	371,171
Saudi Basic Industries Corp.	33,966	842,887
Saudi National Bank	7,746	98,061

		2,936,891

South Africa — 4.2%
Anglo American Platinum Ltd.	5,193	386,209
AngloGold Ashanti Ltd.	5,931	124,700
AVI Ltd.	65,462	279,413
Capitec Bank Holdings Ltd.	2,219	229,192
FirstRand Ltd.	209,829	779,640
Gold Fields Ltd.	10,936	124,647
Kumba Iron Ore Ltd.	5,184	158,734
Life Healthcare Group Holdings Ltd.	269,969	265,074
Netcare Ltd.	157,554	129,824
Sasol Ltd.	7,654	139,049
Standard Bank Group Ltd.	36,639	365,573
Tiger Brands Ltd.	17,976	214,927
Truworths International Ltd.	124,867	475,858

		3,672,840

South Korea — 8.6%
CJ Logistics Corp.(a)	1,077	79,119
Daewoo Engineering & Construction Co. Ltd.(a)	38,875	152,033
Green Cross Corp.	2,587	272,031
Hite Jinro Co. Ltd.	20,965	449,331
HL Mando Co. Ltd.	4,676	170,068
Hugel, Inc.(a)	3,828	442,079
Hyundai Department Store Co. Ltd.	2,192	109,975
Hyundai Glovis Co. Ltd.	780	105,559
Hyundai Mobis Co. Ltd.	2,942	491,923
Hyundai Wia Corp.	1,880	82,195
KB Financial Group, Inc.	5,402	246,182
Kia Corp.	8,555	466,093
Kolon Industries, Inc.	1,078	40,149
Korea Gas Corp.	2,855	77,539
Korean Air Lines Co. Ltd.(a)	18,867	373,307
POSCO Holdings, Inc.	3,261	801,315
Posco International Corp.	8,550	162,768
Samsung Electronics Co. Ltd.	54,349	2,707,136
Shinsegae, Inc.(a)	1,546	291,810

		7,520,612

Taiwan — 14.4%
Arcadyan Technology Corp.	127,000	430,759
Chicony Electronics Co. Ltd.	35,000	101,502
Chroma ATE, Inc.	80,000	496,456
Chunghwa Telecom Co. Ltd.	44,000	164,433
Delta Electronics, Inc.	64,000	620,638
FLEXium Interconnect, Inc.	117,000	391,988
Global Unichip Corp.	5,000	131,967
Hon Hai Precision Industry Co. Ltd.	149,000	496,875
Largan Precision Co. Ltd.	2,000	142,723
Makalot Industrial Co. Ltd.	76,000	554,848
MediaTek, Inc.	25,000	604,024
Poya International Co. Ltd.	4,000	69,475
President Chain Store Corp.	14,000	126,106
Primax Electronics Ltd.	221,000	425,432
Simplo Technology Co. Ltd.	37,000	366,556
Sino-American Silicon Products, Inc.	34,000	185,661
Taiwan Cooperative Financial Holding Co. Ltd.	224,000	197,942
Taiwan Mobile Co. Ltd.	55,000	173,536
Taiwan Semiconductor Manufacturing Co. Ltd.	293,000	5,170,507

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,669	$618,417
United Microelectronics Corp.	142,000	232,375
Wistron NeWeb Corp.	303,000	828,099

		12,530,319

Thailand — 3.0%
Bangchak Corp. PCL, NVDR	635,100	705,875
Bangkok Dusit Medical Services PCL, NVDR	767,000	693,488
Home Product Center PCL, NVDR	313,100	136,241
Mega Lifesciences PCL, NVDR	17,100	27,164
PTT Exploration & Production PCL, NVDR	171,500	895,242
Tisco Financial Group PCL, NVDR	44,000	136,900

		2,594,910

Turkey — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	33,449	92,956
Migros Ticaret A/S(a)	41,668	305,954

		398,910

United Arab Emirates — 0.3%
Emirates NBD Bank PJSC	51,149	180,692
First Abu Dhabi Bank PJSC	12,993	48,196

		228,888

Total Common Stocks — 93.2% (Cost: $75,978,264)		81,072,732

Preferred Securities

Preferred Stocks — 1.4%

Brazil — 1.4%
Banco Bradesco SA, Preference Shares	84,073	232,197
Cia Energetica de Minas Gerais, Preference Shares	19,798	44,695
Gerdau SA, Preference Shares	13,522	87,211
Itau Unibanco Holding SA, Preference Shares	60,540	302,086
Petroleo Brasileiro SA, Preference Shares	107,409	551,613

		1,217,802

Total Preferred Securities — 1.4% (Cost: $1,329,768)		1,217,802

Total Long-Term Investments — 94.6% (Cost: $77,308,032)		82,290,534

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(e)(f)	4,941,902	$4,941,902
SL Liquidity Series, LLC, Money Market Series, 4.54%(e)(f)(g)	190,863	190,901

Total Short-Term Securities — 5.9% (Cost: $5,132,784)		5,132,803

Total Investments — 100.5% (Cost: $82,440,816)		87,423,337

Liabilities in Excess of Other Assets — (0.5)%		(439,718)

Net Assets — 100.0%		$86,983,619

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,133,591	$—		$(2,191,689	)(a)	$—	$—	$4,941,902	4,941,902	$81,916		$—
SL Liquidity Series, LLC, Money Market Series	254,881	9,138,860	(a)	(9,202,897)		38	19	190,901	190,863	4,704	(b)	—

						$38	$19	$5,132,803		$86,620		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	84	03/17/23	$4,387	$171,783

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$359,301	$—	$359,301
Brazil	4,883,429	—	—	4,883,429
China	1,111,916	27,641,818	52,113	28,805,847
Greece	—	455,327	—	455,327
Hong Kong	—	731,355	—	731,355
India	1,217,838	7,560,126	—	8,777,964
Indonesia	—	3,107,178	—	3,107,178
Kuwait	—	265,057	—	265,057
Malaysia	132,098	787,268	—	919,366
Mexico	1,726,062	—	—	1,726,062
Peru	691,631	—	—	691,631
Philippines	—	193,284	—	193,284
Qatar	—	273,353	—	273,353
Russia	—	—	208	208
Saudi Arabia	264,915	2,671,976	—	2,936,891
South Africa	214,927	3,457,913	—	3,672,840
South Korea	—	7,520,612	—	7,520,612
Taiwan	618,417	11,911,902	—	12,530,319
Thailand	—	2,594,910	—	2,594,910

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Turkey	$—	$398,910	$—	$398,910
United Arab Emirates	—	228,888	—	228,888
Preferred Securities
Preferred Stocks	1,217,802	—	—	1,217,802
Short-Term Securities
Money Market Funds	4,941,902	—	—	4,941,902

	$ 17,020,937	$ 70,159,178	$ 52,321	87,232,436

Investments Valued at NAV(a)				190,901

				$87,423,337

Derivative Financial Instruments(b)
Assets
Equity Contracts	$171,783	$—	$—	$171,783

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

5